Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Entity Central Index Key	0000914529
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000013069
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class A
Trading Symbol	ETHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[1]
AssetsNet	$ 1,706,651,555
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,706,651,555
# of Portfolio Holdings	519
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.0%
Other Revenue	3.1%
Lease Rev./Cert. of Participation	3.3%
Housing	5.6%
Hospital	8.2%
General Obligations	9.0%
Education	9.3%
Industrial Development Revenue	10.9%
Transportation	13.5%
Special Tax Revenue	15.1%
Senior Living/Life Care	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	32.3%
B	2.0%
BB	19.1%
BBB	21.8%
A	7.6%
AA	12.9%
AAA	4.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Updated Prospectus Phone Number	1-800-262-1122
C000013071
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class C
Trading Symbol	ECHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%	[2]
AssetsNet	$ 1,706,651,555
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,706,651,555
# of Portfolio Holdings	519
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.0%
Other Revenue	3.1%
Lease Rev./Cert. of Participation	3.3%
Housing	5.6%
Hospital	8.2%
General Obligations	9.0%
Education	9.3%
Industrial Development Revenue	10.9%
Transportation	13.5%
Special Tax Revenue	15.1%
Senior Living/Life Care	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	32.3%
B	2.0%
BB	19.1%
BBB	21.8%
A	7.6%
AA	12.9%
AAA	4.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Updated Prospectus Phone Number	1-800-262-1122
C000048637
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class I
Trading Symbol	EIHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[3]
AssetsNet	$ 1,706,651,555
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,706,651,555
# of Portfolio Holdings	519
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.0%
Other Revenue	3.1%
Lease Rev./Cert. of Participation	3.3%
Housing	5.6%
Hospital	8.2%
General Obligations	9.0%
Education	9.3%
Industrial Development Revenue	10.9%
Transportation	13.5%
Special Tax Revenue	15.1%
Senior Living/Life Care	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	32.3%
B	2.0%
BB	19.1%
BBB	21.8%
A	7.6%
AA	12.9%
AAA	4.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Updated Prospectus Phone Number	1-800-262-1122
C000231374
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Yield Municipal Income Fund
Class Name	Class W
Trading Symbol	EWHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[4]
AssetsNet	$ 1,706,651,555
Holdings Count | Holding	519
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,706,651,555
# of Portfolio Holdings	519
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	3.0%
Other Revenue	3.1%
Lease Rev./Cert. of Participation	3.3%
Housing	5.6%
Hospital	8.2%
General Obligations	9.0%
Education	9.3%
Industrial Development Revenue	10.9%
Transportation	13.5%
Special Tax Revenue	15.1%
Senior Living/Life Care	19.0%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	32.3%
B	2.0%
BB	19.1%
BBB	21.8%
A	7.6%
AA	12.9%
AAA	4.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Updated Prospectus Phone Number	1-800-262-1122
C000154967
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class A
Trading Symbol	EALBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[5]
AssetsNet	$ 80,560,829
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,560,829
# of Portfolio Holdings	96
Portfolio Turnover Rate	42%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	11.1%
A	17.6%
AA	45.4%
AAA	25.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.3%
Electric Utilities	4.2%
Education	4.5%
Senior Living/Life Care	6.1%
Water and Sewer	6.9%
Other Revenue	8.3%
Housing	10.1%
Short-Term Investments	10.1%
Hospital	17.0%
General Obligations	24.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Updated Prospectus Phone Number	1-800-260-0761
C000154968
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%	[6]
AssetsNet	$ 80,560,829
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,560,829
# of Portfolio Holdings	96
Portfolio Turnover Rate	42%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	11.1%
A	17.6%
AA	45.4%
AAA	25.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.3%
Electric Utilities	4.2%
Education	4.5%
Senior Living/Life Care	6.1%
Water and Sewer	6.9%
Other Revenue	8.3%
Housing	10.1%
Short-Term Investments	10.1%
Hospital	17.0%
General Obligations	24.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Updated Prospectus Phone Number	1-800-260-0761
C000154969
Shareholder Report [Line Items]
Fund Name	Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Class Name	Class I
Trading Symbol	EILBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[7]
AssetsNet	$ 80,560,829
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$80,560,829
# of Portfolio Holdings	96
Portfolio Turnover Rate	42%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	11.1%
A	17.6%
AA	45.4%
AAA	25.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.3%
Electric Utilities	4.2%
Education	4.5%
Senior Living/Life Care	6.1%
Water and Sewer	6.9%
Other Revenue	8.3%
Housing	10.1%
Short-Term Investments	10.1%
Hospital	17.0%
General Obligations	24.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Updated Prospectus Phone Number	1-800-260-0761
C000081348
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class A
Trading Symbol	EALTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[8]
AssetsNet	$ 813,315,092
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$813,315,092
# of Portfolio Holdings	441
Portfolio Turnover Rate	19%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
BBB	2.8%
A	14.2%
AA	44.0%
AAA	38.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.2%
Short-Term Investments	3.4%
Lease Rev./Cert. of Participation	3.4%
Hospital	3.9%
Water and Sewer	5.6%
Special Tax Revenue	6.1%
Transportation	6.3%
Education	6.5%
Other Revenue	7.4%
Housing	8.4%
General Obligations	42.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Updated Prospectus Phone Number	1-800-260-0761
C000081349
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.40%	[9]
AssetsNet	$ 813,315,092
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$813,315,092
# of Portfolio Holdings	441
Portfolio Turnover Rate	19%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
BBB	2.8%
A	14.2%
AA	44.0%
AAA	38.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.2%
Short-Term Investments	3.4%
Lease Rev./Cert. of Participation	3.4%
Hospital	3.9%
Water and Sewer	5.6%
Special Tax Revenue	6.1%
Transportation	6.3%
Education	6.5%
Other Revenue	7.4%
Housing	8.4%
General Obligations	42.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Updated Prospectus Phone Number	1-800-260-0761
C000081350
Shareholder Report [Line Items]
Fund Name	Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Class Name	Class I
Trading Symbol	EILTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[10]
AssetsNet	$ 813,315,092
Holdings Count | Holding	441
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$813,315,092
# of Portfolio Holdings	441
Portfolio Turnover Rate	19%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
BBB	2.8%
A	14.2%
AA	44.0%
AAA	38.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.2%
Short-Term Investments	3.4%
Lease Rev./Cert. of Participation	3.4%
Hospital	3.9%
Water and Sewer	5.6%
Special Tax Revenue	6.1%
Transportation	6.3%
Education	6.5%
Other Revenue	7.4%
Housing	8.4%
General Obligations	42.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Updated Prospectus Phone Number	1-800-260-0761
C000081345
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	EITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[11]
AssetsNet	$ 407,718,271
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$407,718,271
# of Portfolio Holdings	161
Portfolio Turnover Rate	20%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	1.9%
A	12.1%
AA	60.8%
AAA	25.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.6%
Short-Term Investments	3.1%
Lease Rev./Cert. of Participation	3.5%
Transportation	4.4%
Electric Utilities	5.0%
Housing	7.2%
Education	8.2%
Other Revenue	8.5%
Water and Sewer	12.0%
Special Tax Revenue	12.6%
General Obligations	28.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Updated Prospectus Phone Number	1-800-260-0761
C000081346
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	EITCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.59%	[12]
AssetsNet	$ 407,718,271
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$407,718,271
# of Portfolio Holdings	161
Portfolio Turnover Rate	20%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	1.9%
A	12.1%
AA	60.8%
AAA	25.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.6%
Short-Term Investments	3.1%
Lease Rev./Cert. of Participation	3.5%
Transportation	4.4%
Electric Utilities	5.0%
Housing	7.2%
Education	8.2%
Other Revenue	8.5%
Water and Sewer	12.0%
Special Tax Revenue	12.6%
General Obligations	28.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Updated Prospectus Phone Number	1-800-260-0761
C000081347
Shareholder Report [Line Items]
Fund Name	Parametric TABS Intermediate-Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	ETIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[13]
AssetsNet	$ 407,718,271
Holdings Count | Holding	161
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$407,718,271
# of Portfolio Holdings	161
Portfolio Turnover Rate	20%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	1.9%
A	12.1%
AA	60.8%
AAA	25.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.6%
Short-Term Investments	3.1%
Lease Rev./Cert. of Participation	3.5%
Transportation	4.4%
Electric Utilities	5.0%
Housing	7.2%
Education	8.2%
Other Revenue	8.5%
Water and Sewer	12.0%
Special Tax Revenue	12.6%
General Obligations	28.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Updated Prospectus Phone Number	1-800-260-0761
C000074079
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	EABSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[14]
AssetsNet	$ 137,314,393
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$137,314,393
# of Portfolio Holdings	95
Portfolio Turnover Rate	25%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	3.4%
A	12.3%
AA	46.0%
AAA	38.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.2%
Education	3.2%
Special Tax Revenue	3.5%
Short-Term Investments	5.1%
Water and Sewer	5.8%
Hospital	10.0%
Other Revenue	13.1%
Housing	13.6%
General Obligations	37.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Updated Prospectus Phone Number	1-800-260-0761
C000074080
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class C
Trading Symbol	ECBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%	[15]
AssetsNet	$ 137,314,393
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$137,314,393
# of Portfolio Holdings	95
Portfolio Turnover Rate	25%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	3.4%
A	12.3%
AA	46.0%
AAA	38.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.2%
Education	3.2%
Special Tax Revenue	3.5%
Short-Term Investments	5.1%
Water and Sewer	5.8%
Hospital	10.0%
Other Revenue	13.1%
Housing	13.6%
General Obligations	37.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Updated Prospectus Phone Number	1-800-260-0761
C000074081
Shareholder Report [Line Items]
Fund Name	Parametric TABS Short-Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	EIBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[16]
AssetsNet	$ 137,314,393
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$137,314,393
# of Portfolio Holdings	95
Portfolio Turnover Rate	25%

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	3.4%
A	12.3%
AA	46.0%
AAA	38.3%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	8.2%
Education	3.2%
Special Tax Revenue	3.5%
Short-Term Investments	5.1%
Water and Sewer	5.8%
Hospital	10.0%
Other Revenue	13.1%
Housing	13.6%
General Obligations	37.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Updated Prospectus Phone Number	1-800-260-0761

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized